Right-of-use assets (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease liability	$ 7,605	$ 39,556	$ 74,067	$ 103,918
Facility in Vancouver, Canada [Member]
Lessee, Lease, Description [Line Items]
Operating lease liability					$ 125,474
Discount rate					4.12%